Note 2 - Restatement of Previously Issued Financial Statements - Summary of Restatement (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended							12 Months Ended
	Dec. 30, 2017	Sep. 30, 2017	Jul. 01, 2017	Mar. 31, 2017	Dec. 31, 2016	Oct. 01, 2016	Jul. 02, 2016	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Net sales	$ 387,689	$ 338,470	$ 288,927	$ 280,690	$ 356,767	$ 352,606	$ 272,135	$ 1,314,765	$ 1,262,198	$ 1,279,567
Cost of products sold	357,188	321,059	273,392	259,592	318,841	321,581	250,180	1,240,178	1,150,194	1,128,990
Gross Profit	30,501	17,411	15,535	21,098	37,926	31,025	21,955		112,004	150,577
Operating Income/(Loss)	10,271	(1,409)	613	4,809	14,341	12,015	3,577	(5,267)	34,742	91,731
Earnings/(Loss) before income taxes	6,259	(4,842)	(2,583)	1,924	12,260	9,594	1,870	(20,283)	25,648	83,639
Income tax (benefit) expense	1,882	(1,884)	(1,603)	1,604	4,471	2,773	905	(6,472)	9,753	27,240
Net (loss) earnings	$ 4,377	$ (2,958)	$ (980)	$ 320	$ 7,789	$ 6,821	$ 965	$ (13,811)	$ 15,895	$ 56,399
Basic (loss) earnings per common share (in dollars per share)	$ 0.45	$ (0.30)	$ (0.10)	$ 0.03	$ 0.78	$ 0.69	$ 0.09	$ (1.41)	$ 1.61	$ 5.65
Diluted (loss) earnings per share (in dollars per share)	$ 0.44	$ (0.30)	$ (0.10)	$ 0.03	$ 0.77	$ 0.69	$ 0.09	$ (1.41)	$ 1.60	$ 5.61
Inventory	$ 770,702	$ 859,146	$ 655,419	$ 628,935	$ 699,445	$ 801,684	$ 611,063	$ 680,828	$ 628,935	$ 609,481
Total Current Assets	855,094	989,368	753,771	719,149	793,233	934,717	717,883	778,012	719,149	715,661
Total Assets	1,134,237	1,271,944	1,031,981	978,268	1,053,746	1,185,203	951,152	1,070,431	978,268	944,991
Deferred Revenue	80,151	75,150	37,337	46,100	60,553	47,716	43,068	60,657	46,100	62,584
Total Current Liabilities	241,999	397,533	200,913	177,764	238,771	359,578	222,050	194,354	177,764	461,461
Total Liabilities	711,798	853,200	607,651	553,064	647,136	785,586	557,810	673,501	553,064	552,156
Stockholders' Equity	422,439	418,744	424,330	425,204	406,610	399,617	393,342	396,930	425,204	392,835
Total Liabilities and Stockholders' Equity	1,134,237	1,271,944	1,031,981	978,268	1,053,746	1,185,203	951,152	$ 1,070,431	978,268	944,991
Previously Reported [Member]
Net sales	392,714	376,308	280,187	266,115	369,705	357,247	252,614		1,245,681	1,275,360
Cost of products sold	361,013	355,904	264,427	247,394	332,230	327,035	232,639		1,139,298	1,127,965
Gross Profit	31,701	20,404	15,760	18,721	37,475	30,212	19,975		106,383	147,395
Operating Income/(Loss)	11,471	1,584	838	2,432	13,890	11,202	1,597		29,121	88,549
Earnings/(Loss) before income taxes	7,459	(1,849)	(2,358)	(453)	11,809	8,781	(110)		20,027	80,457
Income tax (benefit) expense	(268)	(737)	(1,519)	1,197	3,628	2,637	(48)		7,414	25,999
Net (loss) earnings	$ 7,727	$ (1,112)	$ (839)	$ (1,650)	$ 8,181	$ 6,144	$ (62)		$ 12,613	$ 54,458
Basic (loss) earnings per common share (in dollars per share)	$ 0.79	$ (0.11)	$ (0.09)	$ (0.17)	$ 0.83	$ 0.62	$ (0.01)		$ 1.27	$ 5.46
Diluted (loss) earnings per share (in dollars per share)	$ 0.78	$ (0.11)	$ (0.09)	$ (0.17)	$ 0.82	$ 0.62	$ (0.01)		$ 1.27	$ 5.42
Inventory	$ 710,118	$ 802,387	$ 633,505	$ 598,056	$ 656,368	$ 771,996	$ 586,829		$ 598,056	$ 567,707
Total Current Assets	794,510	932,609	731,857	688,270	750,156	905,029	693,649		688,270	673,887
Total Assets	1,072,003	1,209,968	1,006,943	946,019	1,004,711	1,148,714	919,981		946,019	895,327
Deferred Revenue	545	542	472	545	473	550	492		545	550
Total Current Liabilities	162,423	322,982	164,200	132,277	178,732	312,466	179,579		132,277	399,458
Total Liabilities	635,204	780,214	573,449	511,758	587,097	738,474	515,339		511,758	490,153
Stockholders' Equity	436,799	429,754	433,494	434,261	417,614	410,240	404,642		434,261	405,174
Total Liabilities and Stockholders' Equity	1,072,003	1,209,968	1,006,943	946,019	1,004,711	1,148,714	919,981		946,019	895,327
Restatement Adjustment [Member]
Net sales	(5,025)	(37,838)	8,740	14,575	(12,938)	(4,641)	19,521		16,517	4,207
Cost of products sold	(3,825)	(34,845)	8,965	12,198	(13,389)	(5,454)	17,541		10,896	1,025
Gross Profit	(1,200)	(2,993)	(225)	2,377	451	813	1,980		5,621	3,182
Operating Income/(Loss)	(1,200)	(2,993)	(225)	2,377	451	813	1,980		5,621	3,182
Earnings/(Loss) before income taxes	(1,200)	(2,993)	(225)	2,377	451	813	1,980		5,621	3,182
Income tax (benefit) expense	2,150	(1,147)	(84)	407	843	136	953		2,339	1,241
Net (loss) earnings	$ (3,350)	$ (1,846)	$ (141)	$ 1,970	$ (392)	$ 677	$ 1,027		$ 3,282	$ 1,941
Basic (loss) earnings per common share (in dollars per share)	$ (0.34)	$ (0.19)	$ (0.01)	$ 0.20	$ (0.05)	$ 0.07	$ 0.10		$ 0.34	$ 0.20
Diluted (loss) earnings per share (in dollars per share)	$ (0.34)	$ (0.19)	$ (0.01)	$ 0.20	$ (0.05)	$ 0.07	$ 0.10		$ 0.33	$ 0.20
Inventory	$ 60,584	$ 56,759	$ 21,914	$ 30,879	$ 43,077	$ 29,688	$ 24,234		$ 30,879	$ 41,774
Total Current Assets	60,584	56,759	21,914	30,879	43,077	29,688	24,234		30,879	41,774
Total Assets	62,234	61,976	25,038	32,249	49,035	36,489	31,171		32,249	49,664
Deferred Revenue	79,606	74,608	36,865	45,555	60,080	47,166	42,576		45,555	62,034
Total Current Liabilities	79,576	74,551	36,713	45,487	60,039	47,112	42,471		45,487	62,003
Total Liabilities	76,594	72,986	34,202	41,306	60,039	47,112	42,471		41,306	62,003
Stockholders' Equity	(14,360)	(11,010)	(9,164)	(9,057)	(11,004)	(10,623)	(11,300)		(9,057)	(12,339)
Total Liabilities and Stockholders' Equity	$ 62,234	$ 61,976	$ 25,038	$ 32,249	$ 49,035	$ 36,489	$ 31,171		$ 32,249	$ 49,664